Shareholder Report, Average Annual Return (Details) 191387_CrossingBridge Pre-Merger SPAC ETF_TF_TSR Annual {TF}	12 Months Ended	48 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
CrossingBridge Pre-Merger SPAC ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CrossingBridge Pre-Merger SPAC ETF NAV
Average Annual Return, Percent	6.23%	5.02%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.60%)
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.05%	2.45%